Prospectus Supplement                                            207788 10/03
dated October 6, 2003 to:
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PUTNAM VARIABLE TRUST
Prospectuses dated April 30, 2003

Effective September 30, 2003, in the section entitled "Who manages the funds?" the table entries with respect to Putnam VT Vista Fund and Putnam VT Voyager Fund (to the extent that this prospectus otherwise offers these funds) in the table showing the investment management team members who coordinate the management of each fund's portfolio are replaced with the following:

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PUTNAM VT VISTA FUND
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Mid Cap Growth Team
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Portfolio members             Since   Experience
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Kevin M. Divney               2003    1997 - Present        Putnam Management
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Kenneth J. Doerr              2001    2000 - Present        Putnam Management
                                      Prior to Nov. 2000    Equinox Capital
                                                            Management
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Paul E. Marrkand              2003    1987 - Present        Putnam Management
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Justin M. Scott               2003    1988-Present          Putnam Management
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PUTNAM VT VOYAGER FUND
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Large Cap Growth Team
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Portfolio leader              Since   Experience
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Brian P. O'Toole              2002    2002 - Present        Putnam Management
                                      Prior to June 2002    Citigroup Asset
                                                            Management
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Portfolio members             Since   Experience
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Tony H. Elavia                2002    1999 - Present        Putnam Management
                                      Prior to Sept. 1999   TES Partners
                                      Prior to Sept. 1998   Voyageur Asset
                                                            Management
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Walton D. Pearson             2003    2003 - Present        Putnam Management
                                      Prior to Feb. 2003    Alliance Capital
                                                            Management
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David J. Santos               2003    1986 - Present        Putnam Management
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